SHARE CAPITAL - Summary of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value measurement of equity [line items]
Stock based compensation	$ 1,429	$ 206	$ 2,198	$ 435
Options [member]
Disclosure of fair value measurement of equity [line items]
Stock based compensation	775	206	1,202	435
RSUs [member]
Disclosure of fair value measurement of equity [line items]
Stock based compensation	$ 654		$ 996